LEGG MASON FINANCIAL SERVICES FUND
              (a series of Legg Mason Investors Trust, Inc.)

             Supplement to the Legg Mason Equity Funds Primary
             Class and Class A Prospectus dated August 1, 2003

The second paragraph on Page 32 in the Portfolio Management section of the prospectus is replaced in its entirety with the following:

         Amy LaGuardia is responsible for managing Financial Services Fund. Ms. LaGuardia joined Barrett on May 1, 2003. Prior to joining Barrett, Ms. LaGuardia was Senior Vice President and Director of Research at Gray Seifert where she had been employed since 1982. Ms. LaGuardia co-managed the fund since its inception while employed at Gray Seifert.

This supplement should be retained with your prospectus for future reference.

                This supplement is dated November 19, 2003.


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                       LEGG MASON FINANCIAL SERVICES FUND
                 (a series of Legg Mason Investors Trust, Inc.)

           Supplement to the Legg Mason Equity Funds Institutional and Financial Intermediary Class Prospectus dated August 1, 2003

The first full paragraph on Page 25 in the Portfolio Management section of the prospectus is replaced in its entirety with the following:

         Amy LaGuardia is responsible for managing Financial Services Fund. Ms. LaGuardia joined Barrett on May 1, 2003. Prior to joining Barrett, Ms. LaGuardia was Senior Vice President and Director of Research at Gray Seifert where she had been employed since 1982. Ms. LaGuardia co-managed the fund since its inception while employed at Gray Seifert.

This supplement should be retained with your prospectus for future reference.

                   This supplement is dated November 19, 2003.